Financial Instruments - Summary of Consideration Payable in Relation to Acquisition (Detail) - Consideration payable in relation to acquisition of Belarusian telecom [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Opening balance	₺ 295,062	₺ 235,281
Gains recognized in profit or loss	28,629	59,781
Closing balance	₺ 323,691	₺ 295,062